CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]
Balance at Mar. 31, 2009		$ 69,403	$ 3,080	$ 28,546	$ (257)	$ (19,160)	$ 200,813
Net (Loss) Earnings	48,411						48,411
Cash dividends paid on preferred stock							23
Equity incentive program				67
Stock conversion		(38,078)	781	37,297
Change in pension and post retirement benefits adjustment (net of tax)	4,130					4,130
Balance at Mar. 31, 2010		31,325	3,861	65,910	(257)	(15,030)	249,201
Net (Loss) Earnings	17,671						17,671
Cash dividends paid on preferred stock							23
Equity incentive program				125
Stock conversion		(25,000)	257	24,743
Change in pension and post retirement benefits adjustment (net of tax)	1,049					1,049
Balance at Mar. 31, 2011	353,832	6,325	4,118	90,778	(257)	(13,981)	266,849
Net (Loss) Earnings	11,256						11,256
Cash dividends paid on preferred stock							23
Equity incentive program				124
Common stock stated value adjustment			(1,181)	1,181
Treasury stock purchased					(1,178)
Stock conversion		(57)	1	56
Change in pension and post retirement benefits adjustment (net of tax)	(9,338)					(9,338)
Balance at Mar. 31, 2012	$ 354,673	$ 6,268	$ 2,938	$ 92,139	$ (1,435)	$ (23,319)	$ 278,082